Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Consolidated net income (loss)	$ 778	$ (1,446)	$ 179
Discontinued operations	(10)	(99)	98
Net income (loss) from continuing operations	788	(1,347)	81
Adjustments for:
Gain on sale of emission allowances	(600)	0	0
Depreciation and amortization of assets	1,127	1,110	1,039
Impairment losses of longed-lived assets	536	1,520	64
Share of profit of equity accounted investees	(54)	(49)	(49)
Results on sale of subsidiaries, other disposal groups and others	(21)	(4)	(49)
Financial expense, financial income and other items, net	740	895	776
Income taxes	144	45	157
Changes in working capital, excluding income taxes	(143)	198	98
Cash flow provided by operating activities from continuing operations	2,517	2,368	2,117
Interest and coupons on perpetual debentures paid	(524)	(679)	(665)
Income taxes paid	(170)	(124)	(168)
Net cash flow provided by operating activities from continuing operations	1,823	1,565	1,284
Net cash flows provided by operating activities from discontinued operations	32	48	71
Net cash flows provided by operating activities	1,855	1,613	1,355
INVESTING ACTIVITIES
Purchase of property, machinery and equipment, net	(801)	(536)	(651)
Disposal (acquisition) of subsidiaries and other disposal groups, net	122	628	500
Sale of emission allowances	600	0	0
Intangible assets	(192)	(53)	(116)
Non-current assets and others, net	(10)	50	5
Cash flows (used in) provided by investing activities from continuing operations	(281)	89	(262)
Net cash flows used in investing activities from discontinued operations	(4)	0	0
Net cash flows (used in) provided by investing activities	(285)	89	(262)
FINANCING ACTIVITIES
Proceeds from new debt instruments	3,960	4,210	3,331
Debt repayments	(5,897)	(4,572)	(3,284)
Issuance of subordinated notes	994	0	0
Other financial obligations, net	(313)	(794)	(233)
Share repurchase program	0	(83)	(50)
Changes in non-controlling interests and repayment of perpetual debentures	(447)	(105)	(31)
Derivative financial instruments	(41)	12	(56)
Securitization of trade receivables	25	(26)	(6)
Dividends paid and coupons on perpetual debentures and subordinated notes	(24)	(24)	(179)
Non-current liabilities, net	(109)	(138)	(96)
Net cash flows used in financing activities	(1,852)	(1,520)	(604)
Increase (decrease) in cash and cash equivalents from continuing operations	(310)	134	418
Increase in cash and cash equivalents from discontinued operations	28	48	71
Foreign currency translation effect on cash	(55)	(20)	(10)
Cash and cash equivalents at beginning of period	950	788	309
CASH AND CASH EQUIVALENTS AT END OF PERIOD	613	950	788
Changes in working capital, excluding income taxes:
Trade receivables	(20)	25	(8)
Other accounts receivable and other assets	94	(22)	33
Inventories	(341)	24	96
Trade payables	290	20	(41)
Other accounts payable and accrued expenses	(166)	151	18
Changes in working capital, excluding income taxes	$ (143)	$ 198	$ 98